Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Summary of the Effects of Reinsurance on Life, Accident and Health Insurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494